Investments Accounted for Using the Equity Method - Additional Information (Detail) - Investments accounted for using equity method [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of investments accounted for using equity method [line items]
Impairment losses recognized on certain investments accounted for using the equity method		¥ 12,871	¥ 28,887
Reversal of impairment losses	¥ 15,782